Financial Assets and Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	₱ 218,791	₱ 213,597
Principal	176,694	173,136
Interest	42,097	40,461
Lease obligations:	22,674	20,666
Operating lease	22,674	20,666
Other obligations:	145,892	128,618
Trade and other payables undiscounted cash flows	145,892	128,618
Total contractual obligations	387,357	362,881
Within 12 months [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	13,892	3,285
Principal	13,292	3,251
Interest	600	34
Lease obligations:	12,727	11,871
Operating lease	12,727	11,871
Other obligations:	140,549	120,471
Trade and other payables undiscounted cash flows	140,549	120,471
Total contractual obligations	167,168	135,627
1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	72,007	70,552
Principal	49,747	51,254
Interest	22,260	19,298
Lease obligations:	4,066	3,851
Operating lease	4,066	3,851
Other obligations:	3,206	5,881
Trade and other payables undiscounted cash flows	3,206	5,881
Total contractual obligations	79,279	80,284
3-5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	51,098	48,958
Principal	41,401	37,925
Interest	9,697	11,033
Lease obligations:	2,616	2,266
Operating lease	2,616	2,266
Other obligations:	176	264
Trade and other payables undiscounted cash flows	176	264
Total contractual obligations	53,890	51,488
2024 and onwards [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	81,794	90,802
Principal	72,254	80,706
Interest	9,540	10,096
Lease obligations:	3,265	2,678
Operating lease	3,265	2,678
Other obligations:	1,961	2,002
Trade and other payables undiscounted cash flows	1,961	2,002
Total contractual obligations	87,020	95,482
Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	72,064	59,776
Suppliers and contractors liability [Member] | Within 12 months [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	69,099	54,196
Suppliers and contractors liability [Member] | 1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,828	5,339
Suppliers and contractors liability [Member] | 3-5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	137	241
Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	48,189	44,007
Utilities and Related Expenses Liability [Member] | Within 12 months [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	48,128	43,984
Utilities and Related Expenses Liability [Member] | 1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	61	22
Utilities and Related Expenses Liability [Member] | 3-5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows		1
Liability From Redemption Of Preferred Shares [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	7,862	7,870
Liability From Redemption Of Preferred Shares [Member] | Within 12 months [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	7,862	7,870
Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	7,955	6,573
Employee benefits liability [member] | Within 12 months [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	7,955	6,573
Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,194	2,443
Customers deposits liability [Member] | 1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	194	419
Customers deposits liability [Member] | 3-5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	39	22
Customers deposits liability [Member] | 2024 and onwards [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,961	2,002
Carriers and other customers liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,815	2,083
Carriers and other customers liability [Member] | Within 12 months [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,815	2,083
Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,533	1,575
Dividends Payable [Member] | Within 12 months [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,533	1,575
Other Payables
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	4,280	4,291
Other Payables | Within 12 months [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	4,157	4,190
Other Payables | 1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	₱ 123	₱ 101